Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Other Receivables and Prepaid Expenses [Abstract]
Other Receivables and Prepaid Expenses	Note 4—Other Receivables and Prepaid Expenses

	December 31 2019	December 31 2020
	USD thousands	USD thousands
Prepaid expenses	629	150
Government institutions	143	56
Other	8	—

	780	206